COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment of $12,318 and $50,857, committed licensing fee payable for the licensing of game titles of $9,400 and $7,400 and commitment to invest in certain companies of $400 and $8,473 as of December 31, 2017 and 2018, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2017 and 2018, the minimum guarantee commitment amounted to $77,044 and $60,271, respectively, for its launched games and licensed but yet launched games.

Operating lease commitments

The Company has entered into commercial leases for the use of offices, apartments, warehouses and equipment as lessee. The tenure of these leases ranges from one to ten years. These leases have varying terms, escalation clauses and renewal rights. For the years ended December 31, 2017 and 2018, total rental expenses for all operating leases amounted to $23,028 and $43,659, respectively.

Future minimum lease payments payable under operating leases as at December 31 are as follows:-

	2017	2018
	$	$

No later than 1 year	30,384	62,921
Later than 1 year but no later than 5 years	86,726	224,394
More than 5 years	11,155	41,234
	128,265	328,549